COMMITMENTS AND CONTINGENCIES (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Operating Leases, Rent Expense	¥ 3,859	¥ 2,908	¥ 2,314
Linze Origin [Member] | Beijing Origin Seeds Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost	¥ 23,700